Financial Risk Factors and Risk Management - Designated Hedged Items in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Carrying amount	€ 11,764	€ 13,094
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in EUR
FINANCIAL RISK FACTORS
Notional amount	4,550
Carrying amount	3,732
Accumulated fair value adjustments in Other financial liabilities	782
Change in fair value used for measuring ineffectiveness	782
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in USD
FINANCIAL RISK FACTORS
Notional amount	94
Carrying amount	95
Accumulated fair value adjustments in Other financial liabilities	(9)
Change in fair value used for measuring ineffectiveness	2
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	€ (11)